Research and development - Disclosure of detailed information about research and development expense (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Research And Development [Line Items]
Amortization of deferred development costs	$ 105,375	$ 0	$ 0
Net research and development expenses	1,845,599	414,005	721,851
Research and development [Member]
Research And Development [Line Items]
Salaries and benefits	2,418,468	1,602,709	1,317,920
Laboratory operation	325,973	305,135	290,336
Amortization of property and equipment	236,021	225,180	72,187
Rent	139,862	108,346	87,720
Inventory written off to research and development	132,186	0	0
Amortization of deferred development costs	105,375	0	0
Analyses and testing	74,983	62,874	55,740
Travel and meals	0	0	16,554
Gross research and development expenses	3,432,868	2,304,244	1,840,457
Allocated to deferred development costs	(1,587,269)	(1,163,856)	(655,132)
Allocated to inventory production	0	(726,383)	(463,474)
Net research and development expenses	$ 1,845,599	$ 414,005	$ 721,851